Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 55,000
Less: accumulated amortization	(917)
Intangible assets, net	54,083
Customer base arise from acquisition of a subsidiary [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 55,000